SHORT TERM AND LONG TERM DEBT	12 Months Ended
Dec. 31, 2012
SHORT TERM AND LONG TERM DEBT [Abstract]
SHORT TERM AND LONG TERM DEBT

NOTE 6. - SHORT TERM AND LONG TERM DEBT

Revolving Credit Lines- On February 12, 2010, the Company entered into a Credit Facility Agreement with RBS Citizens, N.A. ("Citizens Bank") in connection with the Company's acquisition of Premier Packaging ("Premier"). The revolving line of credit is accessible by Premier subject to certain terms, scheduled to mature on May 31, 2013 and is payable in monthly installments of interest. Interest accrues at 1 Month LIBOR plus 3.75% (3.96% at December 31, 2012). The Second Credit Facility Agreement dated July 26, 2011 provides for a revolving line of credit up to $1,000,000 to Premier and eliminated the "borrowing base" component of the Original Revolving Note. As of December 31, 2012, the revolving line had a net balance of $194,680, net of the sweep account of $349,976 ($669,785 -2011).

On May 12, 2011, in conjunction with the Company's acquisition of ExtraDev, the Company assumed revolving credit lines and open credit card accounts totaling approximately $239,000, comprising of a $100,000 revolving line of credit with a bank at 4.75% with an outstanding balance of $63,000, a $100,000 revolving line of credit with a bank at 8.09% with an outstanding balance of $86,000, and various credits cards with an aggregate outstanding balance of approximately $90,000. The line of credit with the $86,000 balance was paid in full during the year ended December 31, 2011 and the line of credit was closed. All of the credit lines are secured by personal guarantees of the former ExtraDev owners. In accordance with the purchase agreement with ExtraDev, the Company committed to paying these balances within 90 days of acquisition. In August 2011, the Company reached an informal agreement with the former owners of ExtraDev whereas the Company would make monthly payments against the balances of these accounts of at least $25,000 in order to pay-down these liabilities. As of December 31, 2012, the aggregate balance of the ExtraDev credit lines was $43,560 ($93,951 -December 31, 2011).

Short-Term Loan from Related Party - In August 2011, the Company issued a promissory note (the "DSS Note") to Bzdick Properties, LLC ("Bzdick Properties") in connection with the purchase of the Premier real estate, totaling $150,000. One of the members of Bzdick Properties is Robert Bzdick, who also serves as a Chief Executive Officer of the Company. The DSS Note accrued interest at a rate of 9.5% per annum and permitted prepayment of principal without penalty. The DSS Note called for interest only payments during its term with a balloon payment due at the scheduled maturity date of March 31, 2012. The DSS Note was secured by a guaranty agreement running from Premier to Bzdick Properties and was subordinated to the Citizens Bank loan documents. The DSS Note was paid off in full on March 23, 2012 ($150,000 - December 31, 2011). Interest expense on the short-term loan from related party amounted to $3,240 in 2012 ($5,973 -2011).

Long-Term Debt - On December 9, 2009, the Company entered into a $575,000 promissory note with an accredited investor ("Note") that matured November 24, 2012 and accrued interest at 10% annually, payable quarterly. The Note was secured by the assets of the Company's wholly owned subsidiary, Secuprint Inc. (a/k/a DSS Printing Group). Under the terms of the Note, the Company was required to comply with various covenants. On December 30, 2011, the Company refinanced this Note with a Convertible Note which matures on December 29, 2013, and carries an interest rate of 10% per annum. Interest is payable quarterly in arrears. The Convertible Note for $575,000 can be converted at any time during the term at Lender's option into a total of 260,180 of the Company's common stock at $2.21 per share. In conjunction with the Convertible Note, the Company determined a beneficial conversion feature existed amounting to approximately $88,000 which was recorded as a debt discount and is amortized over the term of the Note. Unamortized debt discount amounted to approximately $44,000 as of December 31, 2012 ($88,000 -December 31, 2011). The Note is secured by all of the assets (excluding assets leased) of Secuprint and is subject to various events of default. As of December 31, 2012, the balance of the Convertible Note was $575,000 ($575,000- December 31, 2011).

On February 12, 2010, in conjunction with the Credit Facility Agreement, the Company entered into a term loan with Citizens Bank for $1,500,000. The proceeds of the term loan were used to partially satisfy the purchase price of Premier. The $1,500,000 term loan was scheduled to mature on March 1, 2013 and was payable in 35 monthly payments of $25,000 plus interest commencing March 1, 2010 and a payment of $625,000 on the 36 month. Interest was accruing at 1 Month LIBOR plus 3.75%. The Company subsequently entered into an interest rate swap agreement (See Note 2) to lock into a 5.6% effective interest over the life of the term loan. On July 26, 2011, the Company entered into the Second Credit Facility Agreement for the purpose of amending the Original Credit Facility Agreement. The Second Credit Facility Agreement provides for an amended loan of $1,075,000 to Premier. The Company subsequently amended the interest rate swap agreement to lock into a 5.7% effective interest over the life of the amended loan. The effect of the Second Credit Facility Agreement was the extension of the payment term of the Original Note to February 1, 2015 and the elimination of the $625,000 balloon payment originally due on July 1, 2013 under the Original Note in favor of monthly payments of $25,000 through maturity. As of December 31, 2012, the balance of the Note was approximately $650,000 ($950,000 -2011).

On June 29, 2011, the Company and Plastic Printing Professionals, Inc. ("P3"), a wholly owned subsidiary of the Company, entered into a Commercial Term Note (the "Note") with Neil Neuman ("Neuman") whereby the Company borrowed $650,000 from Neuman. The Note called for monthly payments of $13,585, an interest rate of 6.5% per annum, a term of forty-eight months and a final balloon payment of $100,000 on August 1, 2015. The proceeds from the Note were used to pay in full all sums owed by the Company under a Related Party Credit Agreement executed between the Company and Fagenson & Co., Inc., as agent for certain lenders, including Neuman, dated January 4, 2008. Upon such payment the Credit Agreement between the Company and Fagenson & Co., Inc. was terminated in its entirety. As of December 31, 2011, the Note had a balance of $599,462. On February 29, 2012, the Company entered into a Purchase, Amendment and Escrow Agreement (the "Purchase Agreement") with Barry Honig ("Honig"), Neil Neuman ("Neuman") and Grushko & Mittman, P.C. The Purchase Agreement provided, among other things, for the sale of the Note to Honig for a purchase price of $578,396, which was the outstanding principal balance on February 29, 2012. In connection with the sale and transfer of the Note to Honig, the Company agreed to amend certain terms of the Note pursuant to an allonge entered into on February 29, 2012 (the "Allonge"). Pursuant to the Allonge, the maturity date of the Note was extended to July 1, 2013. Honig had the right to convert the principal and any interest due under the Note into shares of the Company's common stock at a conversion price of $3.30 per share, subject to adjustment upon certain corporate events as set forth in the Allonge. In conjunction with this conversion option, the Company recorded a beneficial conversion feature of approximately $216,000, which was recorded as a discount to the debt. During the first fiscal quarter of 2012, Honig exercised the conversion option on the Note. Pursuant to the conversion, the Company issued an aggregate of 175,710 shares of its common stock to Honig for full payment of Note and accrued interest amounting to $579,843. In conjunction with the conversion, the Company recorded a note discount amortization expense of the entire $216,000 of remaining unamortized debt discount expense during the first fiscal quarter of 2012.

Promissory Note- On August 30, 2011, the Company's wholly owned subsidiary Premier entered into a Purchase and Sale Agreement (the "Purchase Agreement") with Bzdick Properties, LLC, a New York limited liability company ("Bzdick Properties"), to purchase the packaging plant at 6 Framark Drive, Victor, NY, (the "Real Estate"). The Real Estate transaction closed simultaneously with the execution of the Purchase Agreement.

The purchase price for the Real Estate was $1,500,000. The purchase price consisted of a $150,000 cash down payment, a $150,000 subordinated promissory note (the "DSS Note") from DSS to Bzdick Properties, and a $1,200,000 loan obtained by Premier from Citizens Bank. The Citizens loan documents for the Real Estate transaction consisted of a Promissory Note (the "Citizens Promissory Note"), an Amended and Restated Promissory Note (the "Citizens Amended and Restated Note"), a Mortgage and Security Agreement (the "Citizens Mortgage"), a Consolidation, Modification and Extension Agreement (the "Citizens Consolidation"), a Guaranty Agreement (the "Citizens Guaranty") and an Indemnity Agreement (the "Citizens Indemnity"), each executed on August 30, 2011. Monthly payments of principal and interest in the amount of $7,658 and interest of 1 month LIBOR plus 3.15% (3.36% at December 31, 2012) are due under the Citizens Amended and Restated Note. Concurrently with the transaction, the Company entered into an interest rate swap agreement (See Note 2) to lock into a 5.865% effective interest rate for the life of the loan. The Citizens Promissory Note matures in August 2021 at which time a balloon payment of the remaining principal balance of $919,677 is due. As of December 31, 2012, the Citizens Promissory Note had a balance of $1,170,831 ($1,192,914 -December 31, 2011).

Term Note - On October 8, 2010, the Company amended the Credit Facility Agreement with Citizens Bank to add a Standby Term Loan Note pursuant to which Citizens Bank will provide Premier with up to $450,000 towards the funding of eligible equipment purchases. In October 2011, the Standby Term Loan Note was converted into a Term Note payable in monthly installments of $887 plus interest of 1 month LIBOR plus 3.00% (3.21% at December 31, 2012) over 5 years and matures November 1, 2016. As of December 31, 2012, the balance under this Note was $40,819 ($51,467 at December 31, 2011).

Revolving Note - Related Party - On January 4, 2008, the Company entered into a Credit Facility Agreement with Fagenson and Co., Inc., as agent, a related party to Robert B. Fagenson, the Chairman of the Company's Board of Directors (the "Fagenson Credit Agreement" or "Credit Facility"). Under the Fagenson Credit Agreement, as amended on December 11, 2009, the Company could borrow up to a maximum of $1,000,000 from time to time up until January 4, 2012. Any amount borrowed by the Company pursuant to the Fagenson Credit Agreement had annual interest rate of 2% above LIBOR and was secured by the Common Stock of P3, the Company's wholly owned subsidiary. Interest was payable quarterly in arrears and the principal was payable in full at the end of the term under the Fagenson Credit Agreement. As of December 31, 2010, the revolving note -related party had a balance of $583,000. On June 29, 2011, the Credit Facility, along with accrued interest, was paid in full from the proceeds of a Commercial Term Note as described above under Long-Term Debt, along with approximately $119,000 of interest payments to related parties by the Company to the lenders.

All of the Citizens Bank credit facilities are subject to various covenants including fixed charge coverage ratio, tangible net worth and current ratio. The Citizen Bank obligations are secured by all of the assets of Premier Packaging and are also secured through cross guarantees by the Company and its other wholly owned subsidiaries, P3 and Secuprint.

A summary of scheduled principal payments of notes payable and long-term debt, not including revolving lines of credit, subsequent to December 31, 2012 are as follows:

2013	908,744
2014	335,166
2015	86,673
2016	37,947
2017	29,676
Thereafter	1,038,444
2,436,650